Form N-1A Supplement	Jun. 06, 2025
The SPAC and New Issue ETF
Prospectus [Line Items]
Supplement to Prospectus [Text Block]

Supplement dated June 6, 2025 to the Prospectus,

Statement of Additional Information (“SAI”) and Summary Prospectus dated February 1, 2025.

Tuttle Capital Management, LLC (the “Adviser”) and the Trust entered into an operating expenses limitation agreement to ensure The SPAC and New Issue ETF’s (the “Fund”) net annual fund operating expenses would not exceed 0.95% at least through January 31, 2026. The operating expenses limitation agreement is effective June 9, 2025. Accordingly, effective June 9, 2025, the Prospectus, SAI and Summary Prospectus of the Fund are hereby revised as described below.